Related party transactions	6 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
Related party transactions
16. Related party transactions

Related party transactions in the six months ended 30 September 2024 were substantially the same in nature to those disclosed in note 31 of the Annual Report and Accounts for the year ended 31 March 2024. There were no other related party transactions in the period that have materially affected the financial position or performance of the Group.